UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22985

SMEAD FUNDS TRUST

(Exact name of registrant as specified in charter)

1001 Fourth Avenue, Suite 4305

Seattle, WA 98154

(Address of principal executive offices) (Zip code)

Cole W. Smead

Smead Capital Management, Inc.

1001 Fourth Avenue, Suite 4305

Seattle, WA 98154

Copy to:

Pamela M. Krill, Esq

Godfrey & Kahn, S.C.

833 East Michigan Street, Suite 1800

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 701-2883

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

Item 1. Report to Shareholders.

Semi-Annual Report

May 31, 2019

Investment Adviser

Smead Capital Management, Inc.

1001 4th Avenue

Suite 4305

Seattle, Washington 98154

Phone: 877-807-4122

www.smeadfunds.com

Beginning in March 2021 for the Fund, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the reports from the Fund like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website available on the Fund’s website (https://smeadcap.com/smead-value-fund), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting your financial intermediary (such as a broker-dealer or bank). If you invest directly with the Fund, you will receive shareholder reports electronically beginning in March 2021.

You may elect to receive all future shareholder reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, calling 877-807-4122 to let the Fund know of your request. Your election to receive shareholder reports in paper will apply to all funds held with the Fund or through your financial intermediary.

Dear Shareholders:

Our semi-annual letter to shareholders for the Smead Value Fund (the “Fund”) in 2019 seems to write itself. The Fund underperformed for the first half of the fiscal year, leaving us with a loss of -2.77% for the Investor Share Class (SMVLX) versus a gain in the S&P 500 Index of 0.74% and a loss in the Russell 1000 Value Index of -1.96%. We outperformed in the second half of 2018 when stocks fell precipitously after underperforming in the first half of the year. As markets rebounded in the first half of the fiscal year 2019, the market’s craving for momentum and futuristic technology investments reasserted itself.

Our big winners of the first half of the fiscal year were one of our home builders, NVR, Inc. (NVR), retailer Target (TGT) and slow and steady insurer, Aflac (AFL). Dire predictions of a cyclical downturn in housing were nothing but negative carbon dioxide and the stocks rebounded as the spring selling season showed better-than-expected results. Target is baffling the negative nabobs as they are using redesigned stores and superior physical locations to knock Amazon back on their heels.

The positions which detracted for us have been in crosshairs politically, like Walgreens (WBA) and Amgen (AMGN), or suffered from the deadly tech disease we called “Amazon Scare-itis.” Politicians seeking votes think that all of our healthcare costs are tied to drug prices (false, it is only 12% of gross healthcare spending) and think their re-election is attached to pandering on the subject. Investors lost their will on Discovery Inc. (DISCA), as folks worried that the monopolist e-commerce companies would ruin the pay market for unscripted TV shows. One top executive at DISCA just put $1 million into the stock, which makes us think that time is our ally and content is still going to be king!

We are very patient investors, but this era is presenting the biggest test of our patience since 1999. Over-priced stocks with money-losing business models once again are dominating investor attention. This means we are in the crazy stage of investor participation in technology stocks. Most people are confused about what happens at the top and bottom of an investment market. At the top, popular stocks run out of buyers, and historically, Wall Street firms choke investor interest by bringing many new companies public. We are doing this now with Lyft, Uber and Beyond Meat leading the charge. We think that demand for tech stocks will get choked as the remaining “unicorn” companies go public.

At the bottom of a market, selling exhausts itself. The supply of shares declines because there is no demand for what Wall Street firms are selling. At that point, it takes very little buying interest to make share prices rise significantly. We believe this is where we are among the healthcare, bank, media and retail powerhouse companies we own. This is the longest stretch of growth/momentum strategies outperforming price-based value strategies in the decades we have had a license to practice in the investment business. History shows it goes back to the 1960s in the Go-Go years and to the Nifty-Fifty stocks of the early 1970s. We are patient, but we are beginning to get sick of talking about these circumstances.

We are very excited about the potential for gains and dividends in our portfolio. Our portfolio is very inexpensive in relation to where it has traded the last ten years and is very attractive in relation to the S&P 500 and Russell 1000 Value indexes. We’d like to think that markets will smile on us the next ten years like they have over the last ten. Thank you for your ongoing confidence and trust in the Smead Value Fund.

Warmest regards,

William Smead Lead Portfolio Manager	Tony Scherrer, CFA Co-Portfolio Manager	Cole Smead, CFA Co-Portfolio Manager

Past performance is not a guarantee of future results.

The information provided herein represents the opinion of Smead Capital Management, Inc. and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible.

Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings as of the date of this report.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Price-to-Earnings Ratio (P/E Ratio) is the ratio of a company’s share price to its earnings per share. Standard deviation measures the dispersion of a dataset relative to its mean.

SMEAD VALUE FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first, second and fourth columns of the following table provides information about actual account values and actual expenses of each Class of the Fund. If you purchase Class A shares of the Fund you will pay a maximum initial sales charge of 5.75% when you invest. Class A shares are also subject to a contingent deferred sales charge of 1.00% for purchases of $1,000,000 or more that are redeemed within eighteen months of purchase. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by UMB Fund Services, Inc., the Fund’s transfer agent. To the extent the Fund invests in shares of exchange traded funds (“ETFs”) or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in the first column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the column entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The third and fifth columns of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the third column of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMEAD VALUE FUND

Expense Example (Continued)

(Unaudited)

	Beginning Account Value 12/1/18	Actual Ending Account Value 5/31/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period(1)	Hypothetical Expenses Paid During Period(1)	Net Expense Ratio During Period(2)
Investor Class	$1,000.00	$972.30	$1,018.65	$6.20	$6.34	1.26%
Class A	1,000.00	972.10	1,018.65	6.20	6.34	1.26
Class I1	1,000.00	973.60	1,020.00	4.87	4.99	0.99
Class R1	1,000.00	970.70	1,017.00	7.81	8.00	1.59
Class R2	1,000.00	971.30	1,017.75	7.08	7.24	1.44
Class Y	1,000.00	974.30	1,020.74	4.13	4.23	0.84

(1)

Investor Class, Class A, Class I1, Class R1, Class R2 and Class Y expenses are calculated using each Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

(2)	Annualized.

SMEAD VALUE FUND

Investment Highlights

(Unaudited)

The Fund seeks long-term capital appreciation through concentrated positions. Therefore, the Fund maintains approximately 25-30 companies in its portfolio. The Fund invests in U.S. large capitalization companies through ownership of common stock.

Sector Breakdown

(% of Investments as of May 31, 2019)

Continued

SMEAD VALUE FUND

Investment Highlights (Continued)

(Unaudited)

Average Annual Total Returns for the period ended May 31, 2019

	Inception Date	1 Year	5 Years	10 Years	Since Inception
Smead Value Fund – Investor Class	1/2/2008	6.82%	8.35%	14.88%	7.94%

Smead Value Fund – Class A	1/27/2014	6.82%	8.36%	N/A	8.80%

Smead Value Fund – Class I1	12/18/2009	7.06%	8.64%	N/A	13.40%

Smead Value Fund – Class R1	11/25/2014	6.48%	8.10%	N/A	6.88%

Smead Value Fund – Class R2	11/25/2014	10.32%	8.87%	N/A	7.72%

Smead Value Fund – Class Y	11/25/2014	7.22%	8.81%	N/A	7.62%

S&P 500® Index (Total Return)		1.45%	6.53%	12.33%	7.95%

Russell 1000® Value Index (Total Return)		3.78%	9.66%	13.95%	6.15%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and broad-based securities indices on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Standard & Poor’s®, S&P®, S&P 500® and Standard & Poor’s 500® are trade names or trademarks of Standard & Poor’s Financial Services, LLC.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

One cannot invest directly in an index.

Continued

SMEAD VALUE FUND

Investment Highlights (Continued)

(Unaudited)

Continued

SMEAD VALUE FUND

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS 97.64%

Banks 11.71%
Bank of America Corp.	1,701,802	$45,267,933
JPMorgan Chase & Co.	467,387	49,524,327
Wells Fargo & Co.	802,384	35,601,778

		130,394,038

Capital Goods 1.01%
Cummins, Inc.	74,747	11,268,858

Consumer Durables & Apparel 11.11%
Lennar Corp. – Class A	845,324	41,978,790
NVR, Inc. (a)	25,554	81,812,920

		123,791,710

Consumer Services 1.16%
Starbucks Corp.	170,231	12,947,770

Diversified Financials 10.16%
American Express Co.	611,010	70,088,957
Berkshire Hathaway, Inc. – Class B (a)	218,307	43,098,168

		113,187,125

Energy 1.70%
Schlumberger Ltd.	545,225	18,913,855

Food & Staples Retailing 4.11%
Walgreens Boots Alliance, Inc.	928,465	45,810,463

Health Care Equipment & Services 2.05%
AmerisourceBergen Corp.	292,408	22,766,887

Insurance 5.24%
Aflac, Inc.	1,137,809	58,369,602

Media & Entertainment 13.94%
Comcast Corp. – Class A	896,362	36,750,842
Discovery, Inc. – Class A (a)	2,555,834	69,672,035
Walt Disney Co.	370,106	48,868,796

		155,291,673

Pharmaceuticals, Biotechnology & Life Sciences 14.18%
Amgen, Inc.	362,960	60,505,432
Johnson & Johnson	145,901	19,134,916
Merck & Co., Inc.	529,852	41,969,577
Pfizer, Inc.	875,399	36,346,567

		157,956,492

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Retailing 13.36%
Booking Holdings, Inc. (a)	6,578	$10,894,615
eBay, Inc.	860,288	30,910,148
Home Depot, Inc.	243,647	46,256,383
Target Corp.	755,080	60,746,186

		148,807,332

Semiconductors & Semiconductor Equipment 2.58%
Qualcomm, Inc.	429,203	28,679,344

Software & Services 5.33%
Accenture PLC – Class A (b)	220,729	39,305,213
PayPal Holdings, Inc. (a)	182,450	20,023,887

		59,329,100

TOTAL COMMON STOCKS (Cost $831,757,664)		1,087,514,249

SHORT-TERM INVESTMENTS 1.86%

Money Market Fund 1.86%
State Street Institutional U.S. Government Money Market – Premier Class 0.21% (c)	20,750,238	20,750,238

TOTAL SHORT-TERM INVESTMENTS (Cost $20,750,238)		20,750,238

TOTAL INVESTMENTS (Cost $852,507,902) 99.50%		1,108,264,487
Other Assets in Excess of Liabilities 0.50%		5,588,943

TOTAL NET ASSETS 100.00%		$1,113,853,430

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the 1-month performance for the month ended May 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Assets and Liabilities

May 31, 2019 (Unaudited)

Assets
Investments, at value (cost $852,507,902)	$1,108,264,487
Receivable for Fund shares sold	590,398
Dividends and interest receivable	3,089,570
Receivable for investments sold	6,369,669
Due from Adviser	48,267

Total Assets	1,118,362,391

Liabilities
Payable for Fund shares redeemed	3,325,019
Payable to Adviser	739,748
Payable to Administrator	15,792
Payable for distribution fees	47,239
Payable for shareholder servicing fees	274,101
Accrued expenses and other liabilities	107,062

Total Liabilities	4,508,961

Net Assets	$1,113,853,430

Net Assets Consist Of:
Paid-in capital	$829,348,765
Total distributable earnings (loss)	284,504,665

Net Assets	$1,113,853,430

Investor Class Shares
Net assets	109,225,631
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	2,448,783
Net asset value, offering price and redemption price per share	$44.60

Class A Shares
Net assets	102,712,716
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	2,318,311
Net asset value, offering price and redemption price per share(1)	$44.30

Maximum offering price per share (44.30/0.9425)(2)	$47.00

Class I1 Shares
Net assets	887,256,747
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	19,878,337
Net asset value, offering price and redemption price per share	$44.63

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Assets and Liabilities (Continued)

May 31, 2019 (Unaudited)

Class R1 Shares
Net assets	784,323
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	17,935
Net asset value, offering price and redemption price per share	$43.73

Class R2 Shares
Net assets	11,135
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	245
Net asset value, offering price and redemption price per share	$45.42

Class Y Shares
Net assets	13,862,878
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	310,270
Net asset value, offering price and redemption price per share	$44.68

(1)

A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within eighteen months of purchase. Redemption price per share is equal to net asset value less any redemption or CDSC fees.

(2)	Reflects a maximum sales charge of 5.75%.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Operations

May 31, 2019 (Unaudited)

Investment Income
Dividend income	$10,213,097
Interest income	337,985

Total Investment Income	10,551,082

Expenses
Management fees	4,292,776
Distribution fees – Investor Class	146,566
Distribution fees – Class A	138,999
Distribution fees – Class I3(1)	1
Distribution fees – Class R1	1,886
Distribution fees – Class R2	26
Distribution fees – Class S(1)	3
Shareholder servicing fees – Investor Class	99,665
Shareholder servicing fees – Class A	94,520
Shareholder servicing fees – Class I1	676,472
Shareholder servicing fees – Class R1	943
Shareholder servicing fees – Class R2	5
Administration fees	112,631
Transfer agent fees and expenses	133,991
Fund accounting fees	98,321
Federal and state registration fees	110,434
Custody fees	34,208
Reports to shareholders	26,927
Legal fees	52,686
Audit and tax fees	9,478
Trustees’ fees	65,000
Other expenses	23,514

Total Expenses	6,119,052
Expense Waiver by Adviser (Note 3)	(152,397)

Net Expenses	5,966,655

Net Investment Income	4,584,427

Realized and Unrealized Gain on Investments
Net realized gain from investments	26,237,054
Change in net unrealized appreciation on investments	(64,735,918)

Net Realized and Unrealized Loss on Investments	(38,498,864)

Net Decrease in Net Assets from Operations	$(33,914,437)

(1)	Class I3 shares and Class S shares liquidated at the close of business on March 22, 2019.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
From Operations
Net investment income	$4,584,427	$7,971,740
Net realized gain from investments	26,237,054	79,980,515
Change in net unrealized appreciation on investments	(64,735,918)	18,121,698

Net increase (decrease) in net assets from operations	(33,914,437)	106,073,953

From Distributions
Investor Class	(8,575,782)	(6,844,729)
Class A	(7,780,661)	(7,098,232)
Class I1	(60,404,012)	(43,681,051)
Class I3(1)	(200)	—
Class R1	(50,814)	(77,076)
Class R2	(600)	(55,652)
Class S(1)	(199)	—
Class Y	(892,627)	(636,744)

Net decrease in net assets resulting from distributions paid	(77,704,895)	(58,393,484)

From Capital Share Transactions
Proceeds from shares sold	166,838,516	242,573,761
Issued in reinvestment of dividends and distributions	42,244,900	27,708,127
Payments for shares redeemed	(221,114,737)	(313,572,364)

Net decrease in net assets from capital share transactions	(12,031,321)	(43,290,476)

Total Increase (Decrease) in Net Assets	(123,650,653)	4,389,993

Net Assets
Beginning of year	1,237,504,083	1,233,114,090

End of year	$1,113,853,430	$1,237,504,083

(1)	Class I3 shares and Class S shares liquidated at the close of business on March 22, 2019.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Financial Highlights

May 31, 2019

		Income from investment operations				Less distributions paid
	Net Asset Value, Beginning of Period	Net investment income		Net realized and unrealized gain/(loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investments	Total distributions paid
Investor Class
Six Months Ended May 31, 2019 (unaudited)	$49.13	$0.12	(4)	$0.29	$0.41	$—	$(3.10)	$(3.10)
November 30, 2018	47.29	0.19	(4)	3.75	3.94	(0.10)	(2.00)	(2.10)
November 30, 2017	39.79	0.15	(4)	8.57	8.72	(0.19)	(1.03)	(1.22)
November 30, 2016	41.57	0.23	(4)	(0.81)	(0.58)	(0.20)	(1.00)	(1.20)
November 30, 2015	40.98	0.27	(4)	2.11	2.38	(0.16)	(1.63)	(1.79)
November 30, 2014	36.35	0.18	(4)	5.62	5.80	(0.12)	(1.05)	(1.17)

Class A
Six Months Ended May 31, 2019 (unaudited)	48.82	0.13	(4)	0.24	0.37	—	(3.10)	(3.10)
November 30, 2018	47.03	0.22	(4)	3.72	3.94	(0.15)	(2.00)	(2.15)
November 30, 2017	39.62	0.20	(4)	8.50	8.70	(0.26)	(1.03)	(1.29)
November 30, 2016	41.47	0.24	(4)	(0.79)	(0.55)	(0.30)	(1.00)	(1.30)
November 30, 2015	40.95	0.30	(4)	2.07	2.37	(0.22)	(1.63)	(1.85)
November 30, 2014(7)	35.45	0.07	(4)	5.43	5.50	—	—	—

Class I1
Six Months Ended May 31, 2019 (unaudited)	49.10	0.19	(4)	0.22	0.41	(0.01)	(3.10)	(3.11)
November 30, 2018	47.33	0.33	(4)	3.72	4.05	(0.28)	(2.00)	(2.28)
November 30, 2017	39.87	0.28	(4)	8.56	8.84	(0.35)	(1.03)	(1.38)
November 30, 2016	41.66	0.33	(4)	(0.79)	(0.46)	(0.33)	(1.00)	(1.33)
November 30, 2015	41.07	0.39	(4)	2.09	2.48	(0.26)	(1.63)	(1.89)
November 30, 2014	36.40	0.27	(4)	5.63	5.90	(0.18)	(1.05)	(1.23)

Class R1
Six Months Ended May 31, 2019 (unaudited)	48.30	0.06	(4)	0.20	0.26	—	(3.10)	(3.10)
November 30, 2018	46.57	0.06	(4)	3.69	3.75	(0.02)	(2.00)	(2.02)
November 30, 2017	39.33	0.06	(4)	8.45	8.51	(0.24)	(1.03)	(1.27)
November 30, 2016	41.31	0.12	(4)	(0.81)	(0.69)	(0.29)	(1.00)	(1.29)
November 30, 2015	40.95	0.35	(4)	1.89	2.24	(0.25)	(1.63)	(1.88)
November 30, 2014(8)	40.63	0.00	(4)(9)	0.32	0.32	—	—	—

Class R2
Six Months Ended May 31, 2019 (unaudited)	50.01	0.09	(4)	1.70	1.79	—	(3.10)	(3.10)
November 30, 2018	46.73	(0.16	)(4)	5.49	5.33	(0.05)	(2.00)	(2.05)
November 30, 2017	39.40	0.08	(4)	8.47	8.55	(0.19)	(1.03)	(1.22)
November 30, 2016	41.36	0.16	(4)	(0.80)	(0.64)	(0.32)	(1.00)	(1.32)
November 30, 2015	40.95	0.17	(4)	2.13	2.30	(0.26)	(1.63)	(1.89)
November 30, 2014(8)	40.63	0.00	(4)(9)	0.32	0.32	—	—	—

The accompanying notes are an integral part of these financial statements.

			Ratio of expenses to average net assets			Ratio of net investment income (loss) to average net assets
Net Asset Value, End of Period	Total Return(1)(2)	Net assets at end of period (000’s)	Before waivers and recoupment of expenses(3)	After waivers and recoupment of expenses(3)		Before waivers and recoupment of expenses(3)	After waivers and recoupments of expenses(3)		Portfolio turnover rate(2)

$44.60	(2.77)%	$109,226	1.29%	1.26%		0.53%	0.56%		9.37%
49.13	8.65%	136,278	1.24%	1.26%		0.43%	0.41%		10.98%
47.29	22.51%	155,602	1.25%	1.23	%(5)	0.34%	0.36	%(6)	20.04%
39.79	(1.34)%	216,244	1.26%	1.26%		0.60%	0.60%		23.67%
41.57	6.25%	385,928	1.34%	1.26%		0.61%	0.67%		20.26%
40.98	16.45%	366,067	1.26%	1.25%		0.46%	0.47%		12.70%

44.30	(2.79)%	102,713	1.29%	1.26%		0.55%	0.57%		9.37%
48.82	8.80%	122,653	1.19%	1.19%		0.47%	0.47%		10.98%
47.03	22.51%	163,989	1.18%	1.16	%(5)	0.45%	0.46	%(6)	20.04%
39.62	(1.28)%	152,921	1.22%	1.22%		0.64%	0.64%		23.67%
41.47	6.23%	148,500	1.30%	1.26%		0.74%	0.76%		20.26%
40.95	15.51%	27,378	1.45%	1.44%		0.20%	0.21%		12.70%

44.63	(2.64)%	887,257	1.02%	0.99%		0.83%	0.86%		9.37%
49.10	8.93%	963,978	0.97%	0.98%		0.72%	0.70%		10.98%
47.33	22.86%	897,547	0.98%	0.96	%(5)	0.65%	0.67	%(6)	20.04%
39.87	(1.05)%	736,903	1.00%	0.99%		0.86%	0.87%		23.67%
41.66	6.51%	781,146	1.07%	0.99%		0.90%	0.96%		20.26%
41.07	16.75%	544,490	1.01%	1.00%		0.71%	0.72%		12.70%

43.73	(2.93)%	784	1.62%	1.59%		0.24%	0.27%		9.37%
48.30	8.47%	792	1.50%	1.50%		0.12%	0.12%		10.98%
46.57	22.14%	1,779	1.49%	1.48	%(5)	0.13%	0.15	%(6)	20.04%
39.33	(1.62)%	1,447	1.54%	1.54%		0.33%	0.33%		23.67%
41.31	5.91%	553	1.64%	1.59%		0.85%	0.88%		20.26%
40.95	0.79%	5	1.57%	1.57%		0.23%	0.23%		12.70%

45.42	(2.87)%	11	1.45%	1.44%		0.40%	0.41%		9.37%
50.01	11.88%	10	1.44%	1.49%		(0.28)%	(0.33)%		10.98%
46.73	22.28%	1,263	1.43%	1.41	%(5)	0.18%	0.20	%(6)	20.04%
39.40	(1.51)%	1,841	1.49%	1.44%		0.37%	0.42%		23.67%
41.36	6.07%	1,579	1.55%	1.44%		0.35%	0.44%		20.26%
40.95	0.79%	5	1.62%	1.44%		0.18%	0.36%		12.70%

SMEAD VALUE FUND

Financial Highlights

May 31, 2019

		Income from investment operations				Less distributions paid
	Net Asset Value, Beginning of Period	Net investment income		Net realized and unrealized gain/(loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investments	Total distributions paid

Class Y
Six Months Ended May 31, 2019 (unaudited)	$49.19	$0.22	(4)	$0.24	$0.46	$(0.08)	$(3.10)	$(3.18)
November 30, 2018	47.40	0.40	(4)	3.73	4.13	(0.34)	(2.00)	(2.34)
November 30, 2017	39.92	0.35	(4)	8.57	8.92	(0.41)	(1.03)	(1.44)
November 30, 2016	41.70	0.37	(4)	(0.78)	(0.41)	(0.37)	(1.00)	(1.37)
November 30, 2015	41.06	0.42	(4)	2.13	2.55	(0.28)	(1.63)	(1.91)
November 30, 2014(8)	40.74	0.01	(4)	0.31	0.32	—	—	—

(1)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(2)	Not annualized for periods of less than one year.
(3)	Annualized for periods of less than one year.
(4)	Based on average shares outstanding.
(5)

Includes a non-recurring reimbursement from service provider. Excluding this non-recurring reimbursement, the Ratio of expenses to average net assets after waivers and recoupment of expenses would have been 1.25%, 1.18%, 0.98%, 1.49%, 1.43% and 0.83%, respectively.

(6)

Includes a non-recurring reimbursement from service provider. Excluding this non-recurring reimbursement, the Ratio of net investment income to average net assets after waivers and recoupment of expenses would have been 0.34%, 0.45%, 0.65%, 0.13%, 0.18% and 0.80%, respectively.

(7)	Class A shares commenced operations on January 27, 2014.
(8)	Class R1 shares, Class R2 shares and Class Y shares commenced operations on November 25, 2014.
(9)	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

			Ratio of expenses to average net assets			Ratio of net investment income (loss) to average net assets
Net Asset Value, End of Period	Total Return(1)(2)	Net assets at end of period (000’s)	Before waivers and recoupment of expenses(3)	After waivers and recoupment of expenses(3)		Before waivers and recoupment of expenses(3)	After waivers and recoupments of expenses(3)		Portfolio turnover rate(2)

$44.68	(2.57)%	$13,863	0.87%	0.84%		0.98%	1.01%		9.37%
49.19	9.11%	13,787	0.86%	0.84%		0.84%	0.86%		10.98%
47.40	23.04%	12,934	0.83%	0.81	%(5)	0.80%	0.82	%(6)	20.04%
39.92	(0.93)%	10,978	0.88%	0.84%		0.93%	0.97%		23.67%
41.70	6.69%	1,192	0.95%	0.84%		0.94%	1.04%		20.26%
41.06	0.79%	5	0.85%	0.82%		0.95%	0.98%		12.70%

SMEAD VALUE FUND

Notes to Financial Statements

May 31, 2019 (Unaudited)

(1)	Organization

The Smead Value Fund (the “Fund”) is a non-diversified series of Smead Funds Trust, a Delaware statutory trust (the “Trust”) organized on July 17, 2014. Pursuant to a reorganization that took place on November 21, 2014, the Fund is the successor to the Smead Value Fund, a series of Trust for Professional Managers (the “Predecessor Fund”). As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the reorganization. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The Fund’s investment objective is long-term capital appreciation. The Trust may issue an unlimited number of interests (or shares) of beneficial interest, each with a par value of $0.001. The Fund currently offers six classes of shares: Investor Class, Class A, Class I1, Class R1, Class R2 and Class Y shares. On March 22, 2019, Class I3 and Class S shares were liquidated. As of the date hereof, Class C, Class I2, Class R3 and Class R4 shares are not yet in operation. Each class of shares of the Fund has identical rights and privileges except with respect to the distribution and shareholder servicing fees, and voting rights on matters affecting a single class of shares. The classes differ principally in their respective distribution and shareholder servicing expenses. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Smead Capital Management, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2019 (Unaudited)

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills having a maturity of less than 60 days, are valued at amortized cost which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund’s Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted	quoted prices in active markets for identical securities.
Level 2—other	significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations inputs of the Fund’s investments by each fair value hierarchy level as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$1,087,514,249	$—	$—	$1,087,514,249

Total Equity	1,087,514,249	—	—	1,087,514,249
Short-Term Investments	—	20,750,238	—	20,750,238

Total Investments in Securities	$1,087,514,249	$20,750,238	$—	$1,108,264,487

(1)	See the Schedule of Investments for industry classification.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2019 (Unaudited)

No Level 3 securities were held in the Fund at May 31, 2019. For the six month period ended May 31, 2019, there were no transfers between levels for the Fund. It is the Fund’s policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.

(b)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(c)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class – distribution and shareholder servicing fees), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Rule 12b-1 fees are expensed at 0.12% of the average daily net assets of Class I3 shares, 0.25% of average daily net assets of the Investor Class and Class A shares, 0.38% of the average daily net assets of Class S shares and 0.50% of the average daily net assets of the Class R1 and Class R2 shares. Shareholder servicing fees are authorized up to 0.25% of the average daily net assets attributable to each respective share class. The Fund implemented 0.17% for the Investor Class shares, 0.17% for Class A shares, 0.15% for Class I1 shares, 0.25% for Class R1 shares, and 0.10% for Class R2 shares.

(e)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended November 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year ended November 30, 2018, the Fund did not incur any interest or penalties.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2019 (Unaudited)

As of November 30, 2018, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$921,754,960

Gross tax unrealized appreciation	324,762,679
Gross tax unrealized depreciation	(6,118,244)

Net tax unrealized appreciation	$318,644,435

Undistributed ordinary income	$—
Undistributed long-term capital gain	77,479,562

Total distributable earnings	$77,479,562

Other accumulated losses	—

Total accumulated gains	$396,123,997

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

(f)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short- term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2018, the following permanent adjustments were recorded. Such adjustments were attributed to the usage of equalization for tax purposes.

Total Distributable Earnings (Loss)	Paid-in Capital
$(10,963,879)	$10,963,879

The tax character of distributions paid during the years ended November 30, 2018 and November 30, 2017 was as follows:

	November 30, 2018	November 30, 2017
Ordinary Income	$6,231,400	$8,680,113
Long-Term Capital Gain	$52,162,084	$28,794,823

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2019 (Unaudited)

On December 13, 2018, the Fund declared and paid distributions from ordinary income and long-term capital gains to shareholders of record on December 12, 2018.

	Distributions Paid from		Total Distributions Paid
Class	Ordinary Income	Realized Gain/Loss
Investor Class	$—	$8,575,781	$8,575,781
Class A	—	7,780,661	7,780,661
Class I1	202,494	60,201,518	60,404,012
Class I3(1)	1	199	200
Class R1	—	50,814	50,814
Class R2	—	600	600
Class S(1)	—	199	199
Class Y	22,821	869,806	892,627

(1)	Class I3 shares and Class S shares liquidated at the close of business on March 22, 2019.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions based on specific identification using the first in, first out method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Investment Adviser

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through March 31, 2020 to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.26%, 1.26%, 0.99%, 1.59%, 1.44% and 0.84% (the “Expense Limitation Cap”) of the Fund’s average daily net assets for the Investor Class, Class A, Class I1, Class R1, Class R2 and Class Y shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years. For the six months ended May 31, 2019, the Adviser waived expenses of $152,397. The following table shows the waived or reimbursed expenses subject to potential recovery expiring on November 30:

Year incurred	Expiration Year	Smead Value Fund
2016	2019	$3,384
2017	2020	524
2018	2021	2,235

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2019 (Unaudited)

(4)	Distribution Plan and Shareholder Servicing Plan

The Fund has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), which authorizes it to pay ALPS Distributors, Inc. (the “Distributor”) a distribution fee at an annual rate of 0.12% of the Fund’s average daily net assets of Class I3 shares, 0.25% of the Fund’s average daily net assets of Investor Class and Class A shares, 0.38% of the Fund’s average daily net assets of Class S shares, and 0.50% of the Fund’s average daily net assets of Class R1 and Class R2 shares for services to prospective Fund shareholders and distribution of Fund shares. The Distributor may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, to firms (including brokerage firms, depository institutions and other firms) for providing distribution services to the Fund and its shareholders. In addition, a portion of no more than 0.25% of the Fund’s average daily net assets (subject to the maximum annual rate of each share class) may be paid for sub-accounting services provided to beneficial owners whose shares are held of record in omnibus, other group accounts or accounts traded through registered clearing agents, as well as account maintenance and personal service to shareholders (such as assisting in, establishing and maintaining shareholder accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Fund to shareholders and receiving and answering correspondence). During the six months ended May 31, 2019, the Fund accrued expenses of $287,481 pursuant to the 12b-1 Plan. As of May 31, 2019, the Fund owed the Distributor fees of $47,239.

The Fund has also adopted a shareholder servicing plan (the “Shareholder Servicing Plan”). The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the Distributor up to 0.25% of the average daily net assets attributable to the respective class. The Fund implemented 0.17% for the shareholder servicing fee for the Investor Class shares of the Fund, 0.17% for the shareholder servicing fee for the Class A shares of the Fund, 0.15% for the shareholder servicing fee for the Class I1 shares of the Fund, 0.25% for the shareholder servicing fee for the Class R1 shares of the Fund, and 0.10% for the shareholder servicing fee for the Class R2 shares of the Fund. There is no shareholder servicing fee for the Class Y shares. For those share classes that currently charge less than the maximum shareholder servicing fee, the Fund may increase such fee, but not beyond the maximum of 0.25%, only after providing affected shareholders with 30 days’ prior written notice. The following table details the Shareholder Servicing Plan fees paid for the six months ended May 31, 2019.

Investor Class	$99,665
Class A	94,520
Class I1	676,472
Class R1	943
Class R2	5

(5)	Accounting, Custody, Administration and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the Fund’s accounting agent, custodian of the Fund’s investments and administrator of the Fund. For its services, the Fund pays State Street a fee that is calculated daily and paid

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2019 (Unaudited)

monthly at an annual rate based on the aggregate average daily net assets of the Fund, along with transactional and out-of-pocket fees.

UMB Fund Services, Inc. (“UMB”) is the Fund’s transfer and dividend disbursing agent. UMB receives a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of the Fund, and is reimbursed for certain out-of-pocket expenses.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	For The Six Months Ended May 31, 2019		For The Year Ended November 30, 2018
	Shares	Amount	Shares	Amount
Proceeds from shares sold
Investor Class	86,878	$3,845,611	106,984	$5,077,191
Class A	384,526	16,762,688	562,806	26,476,921
Class I1	3,292,589	144,599,919	4,410,241	208,827,304
Class I3(1)	—	—	64	3,000
Class R1	2,557	111,397	3,731	170,597
Class R2	51	2,327	1,578	71,706
Class S(1)	—	—	64	3,000
Class Y	33,478	1,516,574	41,990	1,944,042

Issued in reinvestment of dividends and distributions
Investor Class	184,024	8,045,556	140,453	6,422,894
Class A	129,260	5,613,764	101,321	4,597,959
Class I1	633,697	27,692,554	352,063	16,050,530
Class I3(1)	5	200	—	—
Class S(1)	5	199	—	—
Class Y	20,422	892,627	13,960	636,744

Payments for shares redeemed
Investor Class	(596,191)	(26,204,666)	(763,450)	(36,023,479)
Class A	(707,948)	(31,289,576)	(1,638,291)	(78,673,189)
Class I1	(3,678,933)	(162,489,702)	(4,096,184)	(194,058,569)
Class I3(1)	(69)	(3,040)	—	—
Class R1	(1,008)	(42,853)	(25,555)	(1,182,551)
Class R2	—	—	(28,400)	(1,375,880)
Class S(1)	(69)	(3,032)	—	—
Class Y	(23,903)	(1,081,868)	(48,532)	(2,258,696)

Total decrease in net assets from capital share transactions	(240,629)	$(12,031,321)	(865,157)	$(43,290,476)

(1)	Class I3 shares and Class S shares liquidated at the close of business on March 22, 2019.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2019 (Unaudited)

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended May 31, 2019 were $105,477,079 and $190,149,554, respectively. There were no purchases or sales of U.S. government securities for the Fund.

(8)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At May 31, 2019, Merrill Lynch Pierce Fenner & Smith, for the benefit of its customers, held 44.55%, 100%, 100% of outstanding shares of Class I1, Class R1 and Class R2, respectively. At May 31, 2019, National Financial Services LLC, for the benefit of its customers, held 59.67% and 46.00% of outstanding shares of Class Y and Investor Class. At May 31, 2019, there was no beneficial ownership of Class A shares.

(9)	Principal Risks

General	Investment Risks

An investment in the Fund represents an indirect investment in the assets owned by the Fund. As with any mutual fund, the value of the assets owned by the Fund may move up or down, and as a result, an investment in the Fund at any point in time may be worth more or less than the original amount invested.

The Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market	and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which the Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2019 (Unaudited)

Equity	Investments Risks

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

(10)	Subsequent Event

In August 2018, FASB issued Accounting Standards Update 2018-13 Fair Value Measurement (Topic 820) Disclosure Framework – Changes to the Disclosure Requirements, which sets forth a methodology for disclosing the fair value hierarchy. Compliance is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2019.

Management has evaluated the possibility of subsequent events through the date of issuance and determined that there are no additional material events that would require adjustment to or disclosure in the Fund’s financial statements.

SMEAD VALUE FUND

Notice of Privacy Policies and Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

SMEAD VALUE FUND

Additional Information

(Unaudited)

Tax Information

For the year ended November 30, 2018, 100% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-807-4122.

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees

Gregory A. Demopulos Age: 60	Trustee	Indefinite Term (since September 2014).	1	Chairman and CEO, Omeros Corp. (biopharmaceutical company) (since 1994).	Director, Onconome, Inc. (2004 to 2017).

Peter M. Musser Age: 62	Trustee	Indefinite Term (since September 2014).	1	Principal, Angeline Properties, LLC (a private investment firm) (since 2014); and Principal and Senior Equity Portfolio Manager with Rainier Investment Management (from 1994 to 2013).	Trustee, Lawrence University (since 2012); Trustee, Berry College (since 2010); and Director, Boys and Girls Clubs of King County (2008 to 2016).

SMEAD VALUE FUND

Additional Information (Continued)

(Unaudited)

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Walter F. Walker Age: 64	Trustee	Indefinite Term (since September 2014).	1	Principal, Hana Road Capital LLC (hedge fund) (since 2007).	Advisory Council, Stone Arch Capital (since 2005); and Independent Director, Atlas Financial Holdings, Inc. (since 2017).

Nancy A. Zevenbergen Age: 59	Trustee	Indefinite Term (since September 2014).	1	Principal and Chief Investment Officer, Zevenbergen Capital Investments LLC (since 1987).	Director, Seattle Pacific Foundation (since 1993); Director, Anduin Foundation (since 2010); Director, University of Washington Foster School of Business (since 2014); and Director, evenstar3 Inc. (since 2005).

Interested Trustees and Officers

William W. Smead[1] Age: 60	Trustee and Chairman	Indefinite Term (since September 2014).	1	Chief Executive Officer and Chief Investment Officer of the Adviser (since 2007); and President and Chief Executive Officer of the Trust (from September 2014 to January 2016).	None.

Cole W. Smead[1] Age: 35	Trustee President and Chief Executive Officer	Indefinite Term (since September 2014). Elected annually (since January 2016).	1	Managing Director of the Adviser (since 2007).	Director and Chairman, Smead Funds S.A. (since 2015).

SMEAD VALUE FUND

Additional Information (Continued)

(Unaudited)

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Steven J. LeMire Age: 49	Chief Compliance Officer Treasurer, Principal Financial and Accounting Officer	Elected annually (since September 2014). Elected annually (since January 2016).	N/A	Chief Compliance Officer of the Adviser (since 2014).	N/A

Matthew K. Brudvik Age: 34	Secretary	Elected annually (since November 2017).	N/A	Vice President – Sales of the Adviser (since 2013).	N/A

[1]

Mr. William Smead and Mr. Cole Smead are each deemed to be an “interested person” of the Fund under the 1940 Act because of his position with Smead Capital Management, Inc. Mr. William Smead and Mr. Cole Smead are father and son, respectively.

The Trustees are subject to retirement after the end of the calendar year in which they attain the age of 72.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 877-807-4122. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 877-807-4122, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the Fund’s Form N-PORT report on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-807-4122 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

SMEAD VALUE FUND

Investment Adviser	Smead Capital Management, Inc. 1001 4th Avenue Suite 4305 Seattle, Washington 98154

Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1350 Euclid Avenue Suite 800 Cleveland, Ohio 44115

Custodian, Fund Accountant and Fund Administrator	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

Transfer Agent	UMB Fund Services, Inc. 235 W Galena Street Milwaukee, WI 53212

Distributor	ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, Colorado 80203

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the Report to Shareholders under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended May 31, 2019, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on the evaluation of these controls and procedures required by the Act and under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications of the Registrant pursuant to Rule 30a-2(a) under the Act are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the Registrant pursuant to Rule 30a-2(b) under the Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smead Funds Trust

By: /s/ Cole W. Smead
Cole W. Smead
President
(Principal Executive Officer)

Date: August 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Cole W. Smead
Cole W. Smead
President
(Principal Executive Officer)

Date: August 7, 2019

By: /s/ Steven J. LeMire
Steven J. LeMire
Treasurer
(Principal Financial Officer)

Date: August 7, 2019